ProFrac Holding Corp.	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
ProFrac Holding Corp.
ProFrac Holding Corp.
Balance sheet
(Unaudited)

	March 31, 2022	December 31, 2021

Assets
Receivable from stockholder	$10	$10

Total assets	$10	$10

Stockholder’s equity
Common stock, $0.01 par value; authorized 1,000 shares; 1,000 issued and outstanding	$10	$10

Total stockholder’s equity	$10	$10

ProFrac Holding Corp.
Notes to the balance sheet
1. Nature of operations
ProFrac Holding Corp. (the “Company”) was formed on August 17, 2021, pursuant to the laws of the State of Delaware to become a holding company for ProFrac Holdings, LLC and certain other affiliates.
2. Summary of significant accounting policies
Basis of presentation
This balance sheet has been prepared in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, statements of changes in stockholder’s equity and statements of cash flows have not been presented because the Company has had no business transactions or activities through March 31, 2022.
3. Subsequent events
The following events occurred after March 31, 2022:
On May 12, 2022, ProFrac Holding Corp. completed its IPO of 16,000,000 shares of its Class A common stock, par value $0.01 per share (the “Class A Common Stock”) at a public offering price of $18.00 per share. On June 6, 2022, an over-allotment option was exercised resulting in an additional 2,228,153 shares of Class A Common Stock being priced at $18.00 per share. The IPO and exercise of the over-allotment option generated combined net proceeds of $303.9 million, after deducting underwriter discounts and commissions and estimated offering costs. The Company contributed $72.9 million of the net proceeds to ProFrac Holdings, LLC (“ProFrac Holdings”) that was used to redeem certain membership ownership interests related to ProFrac Holdings’s acquisition of FTS International, Inc. The Company contributed $208.6 million to ProFrac Holdings that was used to repay certain indebtedness, and the Company contributed the remaining proceeds to ProFrac Holdings to be used for general corporate purposes and additional repayment of debt. As a result of the IPO and related corporate restructuring, the Company became the managing member of ProFrac Holdings.
On May 17, 2022, ProFrac Services, LLC (“ProFrac Services”), a wholly-owned subsidiary of ProFrac Holdings, and Flotek Chemistry, LLC (“Flotek Chemistry”), entered into an amendment (the “Amendment”) to the Flotek Supply Agreement between Flotek Chemistry and ProFrac Services dated February 2, 2022 pursuant to which ProFrac Services will purchase certain products and services from Flotek Chemistry.
The Amendment was entered into in connection with the closing of transactions (the “Closing”) contemplated by that certain Securities Purchase Agreement, dated as of February 16, 2022, between Flotek and ProFrac Holdings. Concurrent with the Closing, (i) the term of the Flotek Supply agreement is increased to ten years and the scope increased to 30 fleets (ii) Flotek issued $50,000,000 in aggregate principal amount of 10% convertible PIK notes to ProFrac Holdings and (iii) Flotek and ProFrac Holdings entered into a registration rights agreement with respect to the resale of shares of common stock of Flotek acquired by ProFrac Holdings or its affiliates.
ProFrac Holdings entered into an agreement to acquire property in West Texas (“Munger Right Agreement”) in November 2021 for a purchase price of $30.0 million. Under the Munger Right Agreement, the sellers were given the option to receive the consideration in cash, or in the event of an IPO of the Company prior to November 17, 2022, in equity, at the sellers’ election. Under the equity option, in the event the Company completes an IPO, the sellers would be entitled to 1.5% of the outstanding shares of common stock immediately following the IPO. Each seller initially elected the equity option. As part of the IPO completed in May 2022, the sellers of Munger Ranch were issued 2,114,273 shares of Class A Common Stock in exchange for the $30.0 million consideration related to the Munger Ranch purchase.
On May 2, 2022, the Company adopted the Long Term Incentive Plan (“LTIP”) for the benefit of employees, directors and consultants of the Company and its affiliates. The LTIP provides for the grant of all or any of the following types of awards: (1) incentive stock options qualified as such under U.S. federal income tax laws; (2) stock options that do not qualify as incentive stock options; (3) stock appreciation rights; (4) restricted stock awards; (5) restricted stock units; (6) bonus stock; (7) dividend equivalents; (8) other stock-based awards; (9) cash awards; and (10) substitute awards. Subject to adjustment in accordance with the terms of the LTIP, 3,120,708 shares of Class A Common Stock have been reserved for issuance pursuant to awards under the LTIP. If an award under the LTIP is forfeited, settled for cash or expires without the actual delivery of shares, any shares subject to such award will again be available for new awards under the LTIP. The LTIP will be administered by the board’s compensation committee or the board, as applicable. As of June 21, 2022, an aggregate of 509,467 restricted stock units with respect to 509,467 shares of Class A Common Stock were issued and outstanding under the LTIP.
On June 16, 2022, ProFrac II LLC entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”) by and among ProFrac II LLC, FoxRock Ranch Holding Company, LLC (“SP Seller”), SP Silica of Monahans, LLC (“SP Monahans”) and SP Silica Sales, LLC (“SP Sales and, together with SP Monahans, the “SP Companies”). Pursuant to the Purchase Agreement, at the Closing (as defined in the Purchase Agreement), upon the terms and subject to the conditions set forth in the Purchase Agreement, ProFrac II LLC has agreed to purchase from SP Seller 100% of the issued and outstanding membership interests of each of the SP Companies for a purchase price of $90,000,000 in cash, subject to certain customary working capital, indebtedness and other adjustments at the time of the closing (the “SPS Acquisition”). The closing of the transactions contemplated by the Purchase Agreement is to take place on the third business day after the satisfaction or waiver of all conditions to the obligations of the parties to consummate such transactions. In connection with the closing of the SPS Acquisition, ProFrac II LLC would acquire, among other things, an in-basin
frac sand facility and related mining operations in the Permian Basin.
On June 17, 2022, ProFrac II LLC, a wholly-owned subsidiary of ProFrac Holdings, and Flotek entered into a Securities Purchase Agreement (the “Flotek SPA”). In connection with the closing of the Flotek SPA on June 21, 2022, Flotek issued and sold to ProFrac II LLC certain pre-funded
warrants of Flotek, each exercisable into one share of Flotek common stock, on the terms and subject to the conditions set forth therein. Pursuant to the Flotek SPA, at the closing, Flotek issued and sold to ProFrac II LLC pre-funded
warrants (the “Flotek Warrants”) to purchase from Flotek up to a total of 13,104,839 shares of Flotek common stock (the “Warrant Shares”) at any time and at an exercise price equal to $0.0001 per share (subject to adjustment in accordance with the terms of the Flotek Warrant), in exchange for the payment by ProFrac II LLC to Flotek of $19,500,000 in cash. ProFrac II LLC and its affiliates may not receive any voting or consent rights in respect of the Flotek Warrants or the underlying shares unless and until (i) Flotek has obtained approval from a majority of its shareholders excluding ProFrac II LLC and its affiliates and (ii) ProFrac II LLC has paid an additional $4,500,000 to Flotek.
As previously disclosed in the Company’s Current Report on Form
8-K
filed with the SEC on June 24, 2022 (the “USWS Merger
8-K”),
on June 21, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, U.S. Well Services, Inc., a Delaware corporation (“USWS”), and Thunderclap Merger Sub I, Inc., a Delaware corporation and an indirect subsidiary of the Company (“Merger Sub”). The Merger Agreement provides for, among other things, the merger of Merger Sub Inc. with and into USWS, with USWS surviving the merger as the surviving corporation and an indirect subsidiary of the Company (the “Merger”). The acquisition is expected to be completed in the fourth quarter of 2022, subject to the satisfaction of customary closing conditions, including the approval of USWS stockholders, as described further below and in the USWS Merger
8-K.
Based on the closing price of the Company’s Class A Common Stock (as reported on the Nasdaq Global Select Market) of $21.49 per share on June 21, 2022, the last trading day prior to announcement of the Merger Agreement, the transaction represents aggregate stock consideration of approximately $93 million and a consideration per share of Class A Common Stock of USWS, par value $0.0001 per share (the “USWS Common Stock”) of $1.21. After giving effect to the conversions of certain securities of USWS, as described in the USWS Merger
8-K,
the total stock consideration payable to USWS stockholders and holders of USWS equity awards, based on the Company’s Class A Common Stock June 21, 2022 closing price, would be approximately $270 million.
Dan Wilks and Farris Wilks, together with certain of their affiliates, (collectively, the “Wilks Parties”) collectively hold a controlling interest in the Company. Certain Wilks Parties also own certain securities of USWS. Upon the consummation of the Merger, the Wilks Parties will receive an aggregate of 4,112,407 shares of the Company’s Class A Common Stock as merger consideration (assuming, solely for the purpose of this calculation, a hypothetical closing date of October 31, 2022), which, based on the Company’s Class A Common Stock June 21, 2022 closing price, would be approximately $88.4 million.
The parties to the Merger Agreement made representations, warranties and covenants that are customary for transactions of this nature. The representations and warranties of the respective parties to the Merger Agreement will not survive the closing of the Merger. The Merger Agreement includes customary covenants of the parties, including, among others, covenants (a) for the Parties to conduct their respective businesses in the ordinary course during the interim period between the date of the execution of the Merger Agreement and the consummation of the Merger, (b) that the Parties not engage in certain kinds of transactions during the interim period between the date of the execution of the Merger Agreement and the consummation of the Merger, (c) that the Company use commercially reasonable efforts to obtain and consummate a financing to fund the repayment in connection with the closing of the Merger of certain indebtedness of USWS and its subsidiaries as promptly as reasonably possible following the date of the Merger Agreement, (d) that USWS reasonably cooperate with such financing efforts and (e) providing for the Company and USWS to cooperate in the preparation, and obtaining the effectiveness of, the Registration Statement (as defined in the Merger Agreement) to be used in connection with the Merger.
USWS further agreed (a) to amend the terms of certain USWS securities, and to use commercially reasonable efforts to amend certain USWS equity awards, each as described in the USWS Merger
8-K,
(b) not to solicit proposals relating to alterative business combination transactions or, subject to certain exceptions, enter into discussions or an agreement concerning or provide confidential information in connection with any proposals for alternative business combination transactions and (c) as soon as practicable following the date of the Merger Agreement convene and hold a special meeting of the holders of USWS Common Stock for the purposes of obtaining the approval of the stockholders of USWS.
The consummation of the Merger is subject to customary conditions, including, among others, (a) receipt of the approval of the stockholders of USWS, (b) the absence of any applicable law or order prohibiting the consummation of the Merger or the issuance of Company stock in connection with the Merger, (c) the expiration or termination of the HSR Act waiting period, (d) the effectiveness of the registration statement in connection with the Merger, (e) approval of the issuance of Company stock in connection with the Merger for listing on Nasdaq, (f) subject to certain exceptions, the accuracy of the representations and warranties of each party, (g) the performance in all material respects of each party of its obligations under the Merger Agreement and (h) the absence of a material adverse effect on the Company and USWS.

The Merger
Agreement contains certain termination rights for both the Company and USWS and further provides that, upon termination of the Merger Agreement under specified circumstances, USWS may be required to pay the Company a termination fee of $8,000,000 or reimburse ProFrac for certain expenses in an amount up to $3,000,000, in each case, depending on the termination event.

ProFrac Holding Corp.
Balance sheet

December 31, 2021

Assets
Receivable from stockholder	$10

Total assets	$10

Stockholder’s equity
Common stock, $0.01 par value; authorized 1,000 shares; 1,000 issued and outstanding	$10

Total stockholder’s equity	$10

ProFrac Holding Corp.
Notes to the balance sheet
1. Nature of operations
ProFrac Holding Corp. (the “Company”) was formed on August 17, 2021, pursuant to the laws of the State of Delaware to become a holding company for ProFrac Holdings, LLC and certain other affiliates.
2. Summary of significant accounting policies
Basis of presentation
This balance sheet has been prepared in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, statements of changes in stockholder’s equity and statements of cash flows have not been presented because the Company has had no business transactions or activities to date.
3. Subsequent events
We have evaluated subsequent events subsequent to December 31, 2021 and through March 31, 2022, the date these financial statements were available to be issued and are not aware of any events that have occurred subsequent to December 31, 2021 that would require recognition or disclosure in these financial statements.